5. Property And Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Property And Equipment Net Tables
Property And Equipment, Net
	September 30	December 31
	2016	2015

Equipment & Installation	$1,738,291	$1,113,310
Trucking Equipment	926,614	648,328
Office Equipment	27,155	27,155
Computer Equipment and Software	108,376	97,530
Total Equipment	2,800,436	1,886,323

Less: Accumulated Depreciation	(1,271,794)	(956,887)
Construction in Process	851,166	314,014
	$2,379,808	$1,243,450

Property and equipment at December 31, 2015 and 2014 are as follows:

	December 31 2015	December 31 2014

Equipment & Installation	$1,159,298	$787,918
Trucking equipment	743,605	168,504
Mixing Equipment	172,749	17,103
Office equipment	27,155	23,941
Computer equipment and software	97,530	88,898
Total Equipment	2,200,337	1,086,364

Less: accumulated depreciation	956,887	831,034
Property and equipment, net	$1,243,450	$255,330